Organization and Principal Activities (Tables)	6 Months Ended
Jun. 30, 2021
Organization and Principal Activities (Tables) [Line Items]
Schedule of company's major subsidiaries and VIEs
Entity	Date of incorporation	Place of incorporation	Percentage of direct or indirect economic ownership	Principal activities
Major subsidiaries:
Meten International Education Group	July 10, 2018	Cayman Islands	100%	Investment holding
Meten Education Investment Limited (“Meten BVI”)	July 18, 2018	British Virgin Islands (“BVI”)	100%	Investment holding
Likeshuo Education Investment Limited (“Likeshuo BVI”)	July 18, 2018	British Virgin Islands (“BVI”)	100%	Investment holding
Meten Education (Hong Kong) Limited (“Meten HK”)	August 22, 2018	Hong Kong	100%	Investment holding
Likeshuo Education (Hong Kong) Limited (“Likeshuo HK”)	August 22, 2018	Hong Kong	100%	Investment holding
Zhuhai Meizhilian Education Technology Co., Ltd.(“Zhuhai Meizhilian”)	September 20, 2018	PRC	100%	Technology development and education consulting service
Zhuhai Likeshuo Education Technology Co., Ltd. (“Zhuhai Likeshuo”)	September 20, 2018	PRC	100%	Technology development and education consulting service
VIEs:
Shenzhen Meten International Education Co., Limited (“Shenzhen Meten”)	April 3, 2006	PRC	100%	Offline English training
Shenzhen Likeshuo Education Co., Ltd. (“Shenzhen Likeshuo’’)	October 26, 2018	PRC	100%	Online English training
VIEs’ major subsidiaries and schools:
Shenzhen Qianhai Meten Technology Co., Ltd	October 30, 2013	PRC	80%	Online English training
Meten Education (Shenzhen) Co., Ltd	November 24, 2015	PRC	100%	Offline English training
Nanjing Meten Foreign Language Training Co., Ltd	December 6, 2013	PRC	100%	Offline English training
Chengdu Meten Education Technology Co., Ltd	April 20, 2016	PRC	100%	Offline English training
Guangzhou Meten Education Technology Co., Ltd	March 29, 2016	PRC	100%	Offline English training
Beijing Jingchengying Education and Culture Development Co., Ltd.	September 16, 2002	PRC	80%	Offline English training
Beijing Jingcheng Education Network Technology Co., Ltd.	July 15, 2005	PRC	80%	Offline English training
Beijing Fengtai District ABC Foreign Language Training School	May 27, 2005	PRC	80%	Offline English training
Beijing Xicheng District ABC Foreign Language Training School	February 16, 2007	PRC	80%	Offline English training
Harbin ABC Foreign Language School	February 28, 2000	PRC	80%	Offline English training
Harbin ABC Culture Training School	November 18,2016	PRC	80%	Offline English training
Harbin Xiangfang District ABC Foreign Language School	July 31, 2006	PRC	80%	Offline English training

Schedule of loss per share before and after the retrospective adjustments
	2018
	Before adjustment	After adjustment
	RMB	RMB

Net (loss) income per share attributable to Meten International’s shareholders – per share
-Basic	0.16	1.04
-Diluted	0.15	1.01

	2019
	Before adjustment	After adjustment
	RMB	RMB

Net (loss) income per share attributable to Meten International’s shareholders – per share
-Basic	(0.69)	(4.53)
-Diluted	(0.69)	(4.53)

Schedule of consolidated statements of comprehensive income/(loss)
	For the Six Months Ended June 30,
	2020	2021
	RMB’000	RMB’000
Net revenues	370,909	411,319
Net loss	(160,139)	(116,454)

Schedule of consolidated statements of cash flows
	For the Six Months Ended June 30,
	2020	2021
	RMB’000	RMB’000
Net cash used in operating activities	(195,340)	(190,306)
Net cash used in investing activities	(24,472)	(335)
Net cash generated from financing activities	214,440	205,251

Variable Interest Entity [Member]
Organization and Principal Activities (Tables) [Line Items]
Schedule of assets and liabilities of the VIEs
	As of December 31, 2020	As of June 30, 2021
	RMB’000	RMB’000
ASSETS
Current assets
Cash and cash equivalents	66,987	105,355
Contract assets	6,194	5,598
Accounts receivable	26,731	29,121
Other contract costs	33,153	29,913
Prepayments and other current assets	49,153	48,500
Amounts due from related parties	7,934	4,777
Prepaid income tax	13,046	12,984

Total current assets	203,198	236,248

Non-current assets
Restricted cash	10,358	8,215
Other contract costs	19,995	18,802
Equity method investments	24,552	26,001
Property and equipment, net	146,215	126,073
Operating lease right-of-use assets	322,559	264,050
Intangible assets, net	18,277	15,515
Deferred tax assets	6,997	2,353
Goodwill	274,567	268,565
Long-term prepayments and other non-current assets	40,648	36,162

Total non-current assets	864,168	765,736

Total assets	1,067,366	1,001,984

Current liabilities
Accounts payable	9,762	11,325
Bank loans	133,900	42,979
Deferred revenue	341,934	331,719
Salary and welfare payable	65,927	57,457
Financial liabilities from contracts with customers	384,561	330,148
Accrued expenses and other payables	43,009	28,283
Current operating lease liabilities	131,151	115,765
Income taxes payable	267	285
Amounts due to related parties	159,739	442,661

Total current liabilities	1,270,250	1,360,622

Non-current liabilities
Deferred revenue	46,927	43,338
Deferred tax liabilities	7,661	5,812
Operating lease liabilities	200,409	159,922
Non-current tax payable	33,718	34,010

Total non-current liabilities	288,715	243,082
Total liabilities	1,558,965	1,603,704